Allowance for Loan Losses - Ending Allocation of Allowance for Loan Losses and Loan Balances Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	$ 1,023	$ 2,509
Collectively evaluated for impairment	13,245	14,019
Ending Balance	14,268	16,528	19,742
Loan balances outstanding:
Individually evaluated for impairment	11,149	18,057
Collectively evaluated for impairment	903,708	843,184
Ending Balance	914,857	861,241
Commercial and Agriculture [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	641	1,262
Collectively evaluated for impairment	1,181	1,579
Ending Balance	1,822	2,841	2,811
Loan balances outstanding:
Individually evaluated for impairment	2,304	3,869
Collectively evaluated for impairment	111,882	112,006
Ending Balance	114,186	115,875
Commercial Real Estate Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	57	390
Collectively evaluated for impairment	2,523	2,873
Ending Balance	2,580	3,263	4,836
Loan balances outstanding:
Individually evaluated for impairment	3,557	6,792
Collectively evaluated for impairment	139,457	154,222
Ending Balance	143,014	161,014
Commercial Real Estate Non Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	20	55
Collectively evaluated for impairment	4,778	4,241
Ending Balance	4,798	4,296	5,303
Loan balances outstanding:
Individually evaluated for impairment	2,175	3,383
Collectively evaluated for impairment	306,491	279,449
Ending Balance	308,666	282,832
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	305	802
Collectively evaluated for impairment	3,442	4,422
Ending Balance	3,747	5,224	5,780
Loan balances outstanding:
Individually evaluated for impairment	3,108	4,005
Collectively evaluated for impairment	265,402	246,686
Ending Balance	268,510	250,691
Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	428	184
Ending Balance	428	184	349
Loan balances outstanding:
Collectively evaluated for impairment	65,452	39,964
Ending Balance	65,452	39,964
Consumer and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	196	214
Ending Balance	196	214	246
Loan balances outstanding:
Individually evaluated for impairment	5	8
Collectively evaluated for impairment	15,024	10,857
Ending Balance	15,029	10,865
Unallocated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	697	506
Ending Balance	$ 697	$ 506	$ 417